Derivative warrant liabilities - Private placement offering narrative (Details) - USD ($)		12 Months Ended
	Feb. 14, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Net proceeds from issuance of common shares		$ 0	$ 162,324,000
Proceeds from exercise of derivative warrants		0	8,684,000
Derivative warrant liabilities (notes 11 and 23)		$ 21,747,000	11,793,000
Warrants
Disclosure of classes of share capital [line items]
Revaluation of derivative warrant liability upon exercise of warrants			$ 4,857,000
Number of warrants exercised		1,172,000	85,000
Derivative warrant liabilities (notes 11 and 23)		$ 21,747,000	$ 11,793,000	$ 9,138,000
Warrants | Private Placement Offering Feb 14 2014
Disclosure of classes of share capital [line items]
Increase (decrease) through exercise of share purchase warrants			8,848,000
Gains (losses) recognised in profit or loss, fair value measurement, liabilities			1,013,000
Derivative warrant liabilities (note 10)		$ 6,272,000	$ 2,845,000
Net proceeds from issuance of common shares	$ 52,000,000
Number of units issued	18,919,404
Share issuance, price per share (in dollars per share)	$ 2.7485
Private placement, number of shares per Unit	0.25
Warrant exercise period	5 years
Exercise price, price per unit (in dollars per share)	$ 3.2204
Issued pursuant to exercise of warrants (in shares)			1,154,000
Number of cashless warrants exercised (in shares)			1,983,000
Fair value of warrants on exercise dates			$ 9,861,000
Revaluation of derivative warrant liability upon exercise of warrants			$ 1,013,000
Number of warrants exercised		0	27,000
Proceeds from exercise of derivative warrants			$ 88,000
Derivative warrant liabilities (notes 11 and 23)		$ 6,272,000	2,845,000	$ 1,733,000
Revaluation of derivative warrant liability		$ 3,427,000	10,973,000
Common shares
Disclosure of classes of share capital [line items]
Net proceeds from issuance of common shares			$ (162,324,000)
Issued pursuant to exercise of warrants (in shares)		1,172,000	85,000
Common shares | Private Placement Offering Feb 14 2014
Disclosure of classes of share capital [line items]
Issued pursuant to exercise of warrants (in shares)			27,000
Level 3 of fair value hierarchy | Warrants | Private Placement Offering Feb 14 2014
Disclosure of classes of share capital [line items]
Information about how expected ten percent increase in market price would increase fair value of derivative warrant liability		$ 3,407,000
Information about how expected ten percent decrease in market price would decrease fair value of derivative warrant liability		3,370,000
Information about how expected ten percent increase in volatility would increase fair value of derivative warrant liability		344,000
Information about how expected ten percent decrease in volatility would decrease fair value of derivative warrant liability		$ 322,000
Common units | Common shares | Private Placement Offering Feb 14 2014
Disclosure of classes of share capital [line items]
Private placement, number of shares per Unit	1
Top of range | Level 3 of fair value hierarchy | Warrants | Private Placement Offering Feb 14 2014
Disclosure of classes of share capital [line items]
Change in risk variable		10.00%
Change in risk variable		10.00%
Bottom of range | Level 3 of fair value hierarchy | Warrants | Private Placement Offering Feb 14 2014
Disclosure of classes of share capital [line items]
Change in risk variable		(10.00%)
Change in risk variable		(10.00%)